Employee Information - Summary of Average Number of Employees (Detail) - Continuing operation [member] - Employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of number of employees [line items]
Average number of employees	17,024	18,360	20,438
UK [member]
Disclosure of number of employees [line items]
Average number of employees	2,798	3,045	3,244
Other European countries [member]
Disclosure of number of employees [line items]
Average number of employees	681	633	809
US [member]
Disclosure of number of employees [line items]
Average number of employees	9,258	10,125	11,357
Canada [member]
Disclosure of number of employees [line items]
Average number of employees	315	398	522
Asia Pacific [member]
Disclosure of number of employees [line items]
Average number of employees	3,111	3,257	3,369
Other countries [member]
Disclosure of number of employees [line items]
Average number of employees	861	902	1,137